SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
The following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading under the “MANAGEMENT” heading of the fund’s summary prospectus.
Kevin Sung, CFA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2018.
Vicky Hsu, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2021.
Please Retain This Supplement for Future Reference
December 2, 2021
PROSTKR21-68